Restructuring Charges and Cost Savings Initiatives (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended								12 Months Ended
		Aug. 02, 2015	May. 03, 2015	Feb. 01, 2015	Nov. 02, 2014	Aug. 03, 2014	Apr. 27, 2014	Jan. 26, 2014	Oct. 27, 2013	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring charges										$ 102	$ 55	$ 47
Restructuring charges, after tax		$ 67	$ 11	$ 0	$ 0	$ 15	$ 1	$ 5	$ 15
Restructuring charges, Per Diluted Share		$ 0.21	$ 0.04	$ 0.00	$ 0.00	$ 0.05	$ 0.00	$ 0.02	$ 0.05
Corporate, Non-Segment [Member] | Other Cost Savings Implementation Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost										$ 22
2015 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Number of Positions Eliminated										230
Restructuring charges										$ 102
Restructuring charges and related costs, after tax										$ 78
Restructuring charges, Per Diluted Share										$ 0.25
Restructuring and Related Cost, Incurred Cost										$ 124
2015 Initiatives [Member] | Other Cost Savings Implementation Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	[1]									22
2015 Initiatives [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost										87
2015 Initiatives [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost										$ 8
2015 Initiatives [Member] | UNITED STATES
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Number of Positions Eliminated										471
2015 Initiatives [Member] | Americas Simple Meals and Beverages [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Allocation										32.00%
2015 Initiatives [Member] | Global Biscuits and Snacks [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Allocation										30.00%
2015 Initiatives [Member] | Campbell Fresh [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Allocation										3.00%
2015 Initiatives [Member] | Corporate, Non-Segment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Allocation										35.00%
2014 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Number of Positions Eliminated										85
Restructuring charges											54
Restructuring charges, after tax											$ 33
Restructuring charges, Per Diluted Share											$ 0.10
Restructuring and Related Cost, Incurred Cost										$ 0	$ 54
2014 Initiatives [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost										0	41
2014 Initiatives [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	[2]									$ 0	1
2014 Initiatives [Member] | AUSTRALIA
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Number of Positions Eliminated										90
2014 Initiatives [Member] | North America and Asia Pacific [Member]
Restructuring Cost and Reserve [Line Items]
Positions eliminated										250
2014 Initiatives [Member] | CHINA
Restructuring Cost and Reserve [Line Items]
Positions eliminated										100
2013 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges											1	47
Restructuring charges and related costs, after tax											$ 3	$ 87
Restructuring charges, Per Diluted Share											$ 0.01	$ 0.27
Restructuring and Related Cost, Incurred Cost										$ 0	$ 4	$ 138
2013 Initiatives [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost										0	0	32
2013 Initiatives [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	[3]									$ 0	4	8
2013 Initiatives [Member] | SOUTH CAROLINA
Restructuring Cost and Reserve [Line Items]
Positions eliminated										110
2013 Initiatives [Member] | Sacramento, CA [Member]
Restructuring Cost and Reserve [Line Items]
Positions eliminated										700
2013 Initiatives [Member] | South Plainfield, NJ [Member]
Restructuring Cost and Reserve [Line Items]
Positions eliminated										27
2013 Initiatives [Member] | MEXICO
Restructuring Cost and Reserve [Line Items]
Positions eliminated										260
2013 Initiatives [Member] | UNITED STATES
Restructuring Cost and Reserve [Line Items]
Positions eliminated										70
General and Administrative Expense [Member] | 2015 Initiatives [Member] | Other Cost Savings Implementation Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost										$ 22
Cost Of Products Sold [Member] | Corporate, Non-Segment [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost											3	$ 91
Cost Of Products Sold [Member] | 2013 Initiatives [Member] | Corporate, Non-Segment [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost											$ 3
Minimum [Member] | 2015 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Cost		$ 250								250
Minimum [Member] | 2015 Initiatives [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Cost		150								150
Minimum [Member] | 2015 Initiatives [Member] | Implementation and Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Cost		100								100
Maximum [Member] | 2015 Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Cost		325								325
Maximum [Member] | 2015 Initiatives [Member] | Severance Pay And Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Cost		163								163
Maximum [Member] | 2015 Initiatives [Member] | Implementation and Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Cost		$ 162								$ 162

[1]	Includes other costs recognized as incurred that are not reflected in the restructuring reserve in the Consolidated Balance Sheet. The costs are included in Administrative expenses in the Consolidated Statements of Earnings.
[2]	Includes non-cash costs that are not reflected in the restructuring reserve in the Consolidated Balance Sheet.
[3]	Includes non-cash costs and other exit costs recognized as incurred that are not reflected in the restructuring reserve in the Consolidated Balance Sheet.